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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21507

Evergreen Utilities and High Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Utilities and High Income Fund, for the quarter ended May 31, 2009. This series has August 31 fiscal year end.

Date of reporting period: May 31, 2009

Item 1 – Schedule of Investments

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS

May 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 31.3%
CONSUMER DISCRETIONARY 4.6%
Auto Components 0.8%
Cooper Standard Automotive, Inc., 7.00%, 12/15/2012	$45,000	$9,225
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	595,000	359,975
Goodyear Tire & Rubber Co.:
6.32%, 12/01/2009	125,000	125,000
7.86%, 08/15/2011	140,000	136,850
8.625%, 12/01/2011	25,000	24,437
9.00%, 07/01/2015	55,000	52,800
10.50%, 05/15/2016	60,000	60,000

		768,287

Diversified Consumer Services 0.1%
Carriage Services, Inc., 7.875%, 01/15/2015	145,000	112,375
Service Corporation International, 6.75%, 04/01/2015	10,000	9,275

		121,650

Hotels, Restaurants & Leisure 0.6%
Boyd Gaming Corp.:
7.125%, 02/01/2016	40,000	28,600
7.75%, 12/15/2012	15,000	13,875
Caesars Entertainment, Inc., 7.875%, 03/15/2010	105,000	96,863
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	145,000	34,800
MGM Mirage, 11.125%, 11/15/2017 144A	50,000	52,625
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	10,000	9,900
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	7,000	6,790
Seneca Gaming Corp., 7.25%, 05/01/2012	55,000	44,825
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	130,000	76,050
Speedway Motorsports, Inc., 8.75%, 06/01/2016 144A	65,000	65,163
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	165,000	158,812

		588,303

Household Durables 1.3%
D.R. Horton, Inc.:
6.00%, 04/15/2011	15,000	14,513
9.75%, 09/15/2010	270,000	276,075
Hovnanian Enterprises, Inc., 11.50%, 05/01/2013	30,000	25,725
Lennar Corp.:
5.125%, 10/01/2010	280,000	264,600
5.60%, 05/31/2015	5,000	3,888
12.25%, 06/01/2017 144A	5,000	5,175
Libbey, Inc., FRN, 9.57%, 06/01/2011	165,000	103,331
Meritage Homes Corp.:
6.25%, 03/15/2015	65,000	49,237
7.00%, 05/01/2014	170,000	133,450
Newell Rubbermaid, Inc., 10.60%, 04/15/2019	45,000	50,443
Pulte Homes, Inc.:
7.875%, 08/01/2011	145,000	146,450
8.125%, 03/01/2011	95,000	95,950
Sealy Mattress Corp., 10.875%, 04/15/2016 144A	35,000	36,050
Whirlpool Corp., 8.60%, 05/01/2014	115,000	116,340

		1,321,227

Internet & Catalog Retail 0.1%
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016 144A	75,000	60,375

Media 1.1%
AMC Entertainment, Inc., 8.75%, 06/01/2019 144A #	10,000	9,675
CBS Corp., 8.875%, 05/15/2019	105,000	104,511

1

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Charter Communications, Inc.:
10.875%, 09/15/2014 144A	$375,000	$388,125
Step Bond, 10.00%, 04/30/2012 144A ††	90,000	86,850
CSC Holdings, Inc., 7.625%, 04/01/2011	80,000	80,200
DirectTV Holdings, LLC, 7.625%, 05/15/2016	55,000	53,487
Lamar Media Corp.:
6.625%, 08/15/2015	10,000	8,550
7.25%, 01/01/2013	35,000	32,200
Mediacom, LLC, 7.875%, 02/15/2011	100,000	98,000
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A •	65,000	30,063
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	25,000	16,375
Time Warner, Inc., 8.25%, 04/01/2019	40,000	44,890
WMG Acquisition Corp., 9.50%, 06/15/2016 144A	100,000	100,750

		1,053,676

Multiline Retail 0.0%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	25,609	13,829

Specialty Retail 0.2%
American Achievement Corp., 8.25%, 04/01/2012 144A	280,000	236,600

Textiles, Apparel & Luxury Goods 0.4%
Oxford Industries, Inc., 8.875%, 06/01/2011	255,000	228,225
Visant Corp., 7.625%, 10/01/2012	135,000	133,650

		361,875

CONSUMER STAPLES 0.7%
Beverages 0.1%
Anheuser-Busch InBev, 7.75%, 01/15/2019 144A	115,000	123,911

Food Products 0.3%
Del Monte Foods Co.:
6.75%, 02/15/2015	10,000	9,525
8.625%, 12/15/2012	160,000	161,600
Smithfield Foods, Inc., 7.00%, 08/01/2011	85,000	73,525
Tyson Foods, Inc.:
7.85%, 04/01/2016	80,000	75,704
10.50%, 03/01/2014 144A	20,000	21,300

		341,654

Tobacco 0.3%
Altria Group, Inc., 10.20%, 02/06/2039	215,000	246,368

ENERGY 6.3%
Energy Equipment & Services 1.5%
Bristow Group, Inc., 7.50%, 09/15/2017	240,000	210,000
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	425,000	295,375
GulfMark Offshore, Inc., 7.75%, 07/15/2014	225,000	202,500
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	325,000	286,813
Parker Drilling Co., 9.625%, 10/01/2013	104,000	91,520
PHI, Inc., 7.125%, 04/15/2013	190,000	155,800
Pride International, Inc., 8.50%, 06/15/2019	100,000	101,250
Smith International, Inc., 9.75%, 03/15/2019	120,000	132,792

		1,476,050

Oil, Gas & Consumable Fuels 4.8%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	569,000	493,607
9.50%, 02/15/2015	160,000	158,800

2

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
El Paso Corp.:
7.42%, 02/15/2037	$240,000	$175,174
12.00%, 12/12/2013	45,000	49,725
Encore Acquisition Co., 6.00%, 07/15/2015	185,000	153,550
Exco Resources, Inc., 7.25%, 01/15/2011	125,000	112,500
Ferrellgas Partners, LP, 8.75%, 06/15/2012	50,000	46,250
Florida Gas Transmission Co., LLC, 7.90%, 05/15/2019 144A	75,000	78,166
Forest Oil Corp.:
7.25%, 06/15/2019	325,000	281,125
8.50%, 02/15/2014 144A	75,000	72,750
Frontier Oil Corp., 6.625%, 10/01/2011	160,000	157,200
Newfield Exploration Co., 6.625%, 04/15/2016	75,000	68,250
Nustar Logistics, LP, 7.65%, 04/15/2018	260,000	243,403
Peabody Energy Corp.:
5.875%, 04/15/2016	315,000	277,988
7.875%, 11/01/2026	210,000	187,950
Petrohawk Energy Corp.:
7.875%, 06/01/2015	160,000	149,200
10.50%, 08/01/2014 144A	60,000	61,800
Plains Exploration & Production Co., 7.625%, 06/01/2018	290,000	257,375
Range Resources Corp., 8.00%, 05/15/2019	15,000	14,850
Sabine Pass LNG, LP, 7.25%, 11/30/2013	390,000	333,450
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	30,000	25,500
Southwestern Energy Co., 7.50%, 02/01/2018 144A	20,000	19,150
Tennessee Gas Pipeline, 8.00%, 02/01/2016 144A	100,000	102,250
Tesoro Corp., 6.50%, 06/01/2017	55,000	44,963
Valero Energy Corp.:
6.875%, 07/15/2012	125,000	121,734
9.375%, 03/15/2019	45,000	50,459
10.50%, 03/15/2039	115,000	134,715
Williams Cos.:
7.125%, 09/01/2011	485,000	490,082
8.125%, 03/15/2012	95,000	97,213
8.75%, 01/15/2020 144A	70,000	72,224
8.75%, 03/15/2032	155,000	149,157

		4,680,560

FINANCIALS 4.8%
Capital Markets 0.2%
E*TRADE Financial Corp.:
8.00%, 06/15/2011	40,000	27,000
12.50%, 11/30/2017 144A	223,000	148,852
12.50%, 11/30/2017	31,000	20,693
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018 •	20,000	3,400

		199,945

Consumer Finance 2.9%
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	635,000	607,330
9.75%, 09/15/2010	155,000	146,805
GMAC, LLC:
6.75%, 12/01/2014 144A	36,000	30,093
6.875%, 09/15/2011 144A	76,000	68,054
6.875%, 08/28/2012 144A	351,000	303,826

3

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
GMAC, LLC:
8.00%, 12/31/2018 144A	$101,000	$73,334
8.00%, 11/01/2031 144A	275,000	206,698
International Lease Finance Corp.:
4.375%, 11/01/2009	70,000	67,133
4.55%, 10/15/2009	30,000	28,800
4.75%, 07/01/2009	50,000	49,216
4.75%, 01/13/2012	65,000	51,177
4.875%, 09/01/2010	135,000	122,208
5.00%, 04/15/2010	5,000	4,602
5.125%, 11/01/2010	60,000	54,007
JBS USA Finance, Inc., 11.625%, 05/01/2014 144A	250,000	241,250
NiSource Finance Corp., 10.75%, 03/15/2016	195,000	212,724
Sprint Capital Corp.:
6.875%, 11/15/2028	620,000	437,100
7.625%, 01/30/2011	145,000	143,912

		2,848,269

Diversified Financial Services 0.7%
Citigroup, Inc., 8.50%, 05/22/2019	60,000	62,228
Leucadia National Corp.:
7.00%, 08/15/2013	70,000	64,663
7.125%, 03/15/2017	230,000	178,537
8.125%, 09/15/2015	438,000	390,915

		696,343

Insurance 0.2%
Aflac, Inc., 8.50%, 05/15/2019	20,000	20,747
Allegheny Technologies, 9.375%, 06/01/2019	150,000	153,309

		174,056

Real Estate Investment Trusts (REITs) 0.7%
Host Hotels & Resorts, LLP:
7.125%, 11/01/2013	95,000	88,825
9.00%, 05/15/2017 144A	35,000	33,075
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	195,000	180,375
Simon Property Group, Inc., 10.35%, 04/01/2019	30,000	33,843
Ventas, Inc.:
6.75%, 04/01/2017	67,000	62,143
7.125%, 06/01/2015	196,000	186,690
9.00%, 05/01/2012	65,000	67,275
WEA Finance, LLC, 7.50%, 06/02/2014 144A #	45,000	44,604

		696,830

Thrifts & Mortgage Finance 0.1%
Residential Capital, LLC, 8.50%, 05/15/2010 144A	120,000	108,600

HEALTH CARE 1.3%
Health Care Equipment & Supplies 0.1%
Biomet, Inc., 10.375%, 10/15/2017	75,000	71,625
Universal Hospital Services, Inc., 8.50%, 06/01/2015	12,000	11,580

		83,205

Health Care Providers & Services 1.1%
Apria Healthcare Group, 11.25%, 11/01/2014 144A	60,000	58,650
Cigna Corp., 8.50%, 05/01/2019	60,000	59,016
HCA, Inc.:
8.50%, 04/15/2019 144A	250,000	245,625
9.25%, 11/15/2016	215,000	211,775

4

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services continued
HCA, Inc.:
9.625%, 11/15/2016	$494,000	$474,240
Omnicare, Inc., 6.125%, 06/01/2013	125,000	114,063

		1,163,369

Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc.:
7.50%, 08/15/2013	15,000	14,887
8.00%, 09/15/2016 144A	40,000	40,200

		55,087

INDUSTRIALS 2.3%
Aerospace & Defense 1.0%
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	976,000	873,520
6.375%, 10/15/2015	85,000	77,775

		951,295

Commercial Services & Supplies 0.8%
Allied Waste North America, Inc., 6.875%, 06/01/2017	5,000	4,832
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	120,000	111,053
9.25%, 05/01/2021	225,000	235,615
Corrections Corporation of America:
6.25%, 03/15/2013	25,000	23,813
6.75%, 01/31/2014	25,000	24,125
7.50%, 05/01/2011	15,000	14,925
7.75%, 06/01/2017	100,000	98,500
DigitalGlobe, Inc., 10.50%, 05/01/2014 144A	25,000	25,813
Geo Group, Inc., 8.25%, 07/15/2013	30,000	29,400
Mobile Mini, Inc., 6.875%, 05/01/2015	170,000	139,825
Toll Corp., 8.91%, 10/15/2017	55,000	55,200

		763,101

Machinery 0.3%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	715,000	307,450

Trading Companies & Distributors 0.2%
United Rentals, Inc., 6.50%, 02/15/2012	180,000	169,200

INFORMATION TECHNOLOGY 1.1%
Communications Equipment 0.1%
EchoStar Corp.:
6.625%, 10/01/2014	15,000	13,650
7.75%, 05/31/2015	100,000	95,000

		108,650

Electronic Equipment, Instruments & Components 0.9%
Anixter International, Inc., 10.00%, 03/15/2014	180,000	179,100
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	270,000	233,550
Jabil Circuit, Inc.:
5.875%, 07/15/2010	25,000	24,625
8.25%, 03/15/2018	450,000	418,500
Sanmina-SCI Corp., 8.125%, 03/01/2016	65,000	36,725

		892,500

Office Electronics 0.1%
Xerox Corp., 8.25%, 05/15/2014	45,000	45,719

Semiconductors & Semiconductor Equipment 0.0%
National Semiconductor Corp., 6.60%, 06/15/2017	50,000	42,337

5

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 3.0%
Chemicals 1.0%
Ashland, Inc., 9.125%, 06/01/2017 144A	$10,000	$10,175
Dow Chemical Co., 8.55%, 05/15/2019	105,000	105,163
Huntsman, LLC:
7.375%, 01/01/2015	35,000	23,669
11.625%, 10/15/2010	150,000	152,625
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	265,000	234,525
Lubrizol Corp., 8.875%, 02/01/2019	50,000	55,218
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	25,000	9,625
10.125%, 12/01/2014	84,409	25,745
Mosaic Co.:
7.30%, 01/15/2028	365,000	297,475
7.625%, 12/01/2016 144A	53,000	52,735
Nalco Co., 8.25%, 05/15/2017 144A	5,000	5,050

		972,005

Construction Materials 0.8%
CPG International, Inc.:
10.50%, 07/01/2013	695,000	368,350
FRN, 8.56%, 07/01/2012	140,000	74,900
CRH America, Inc.:
5.625%, 09/30/2011	60,000	58,646
8.125%, 07/15/2018	215,000	201,597
Texas Industries, Inc., 7.25%, 07/15/2013 144A	135,000	116,775

		820,268

Containers & Packaging 0.3%
Exopack Holding Corp., 11.25%, 02/01/2014	260,000	209,625
Silgan Holdings, Inc., 7.25%, 08/15/2016 144A	40,000	38,800

		248,425

Metals & Mining 0.4%
AK Steel Corp., 7.75%, 06/15/2012	40,000	37,800
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	260,000	260,297
8.375%, 04/01/2017	70,000	69,573

		367,670

Paper & Forest Products 0.5%
Georgia Pacific Corp.:
8.125%, 05/15/2011	120,000	121,200
8.25%, 05/01/2016 144A	5,000	4,950
8.875%, 05/15/2031	25,000	21,375
International Paper Co.:
7.95%, 06/15/2018	305,000	287,703
9.375%, 05/15/2019	30,000	30,246
Verso Paper Holdings, LLC, 11.50%, 07/01/2014 144A #	20,000	18,400

		483,874

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 1.2%
Citizens Communications Co.:
7.875%, 01/15/2027	205,000	168,100
9.25%, 05/15/2011	130,000	135,363
FairPoint Communications, Inc., 13.125%, 04/01/2018	55,000	19,113
Frontier Communications Corp., 8.25%, 05/01/2014	140,000	137,550

6

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Qwest Corp.:
7.50%, 06/15/2023	$125,000	$100,000
7.875%, 09/01/2011	370,000	370,462
8.875%, 03/15/2012	255,000	258,187

		1,188,775

Wireless Telecommunication Services 1.3%
Centennial Communications Corp., 8.125%, 02/01/2014	355,000	366,094
Cricket Communications, Inc.:
7.75%, 05/15/2016 144A #	105,000	101,981
9.375%, 11/01/2014	25,000	25,000
MetroPCS Communications, Inc., 9.25%, 11/01/2014	225,000	226,969
Sprint Nextel Corp.:
6.90%, 05/01/2019	30,000	24,450
Ser. D, 7.375%, 08/01/2015	195,000	155,513
Ser. E, 6.875%, 10/31/2013	365,000	305,687

		1,205,694

UTILITIES 4.7%
Electric Utilities 2.7%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	300,000	312,066
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	909,000	974,392
CMS Energy Corp., 8.50%, 04/15/2011	65,000	65,976
Energy Future Holdings Corp., 11.25%, 11/01/2017	238,500	125,809
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	350,746	347,239
Mirant North America, LLC, 7.375%, 12/31/2013	120,000	115,500
NRG Energy, Inc., 7.375%, 02/01/2016	230,000	217,062
Orion Power Holdings, Inc., 12.00%, 05/01/2010	367,000	380,762
Public Service Company of New Mexico, 7.95%, 04/01/2015	80,000	80,035

		2,618,841

Gas Utilities 0.6%
Atmos Energy Corp., 8.50%, 03/15/2019	100,000	110,914
EQT Corp., 8.125%, 06/01/2019	95,000	98,166
National Fuel Gas Co., 8.75%, 05/01/2019	235,000	247,736
ONEOK, Inc., 8.625%, 03/01/2019	135,000	149,159

		605,975

Independent Power Producers & Energy Traders 0.9%
AES Corp., 8.00%, 06/01/2020	5,000	4,425
Calpine Construction Finance, 8.00%, 06/01/2016 144A	20,000	19,125
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	120,000	114,900
7.125%, 05/15/2018	60,000	38,700
RRI Energy, Inc.:
6.75%, 12/15/2014	585,000	565,987
7.625%, 06/15/2014	155,000	135,238
7.875%, 06/15/2017	30,000	25,350

		903,725

Multi-Utilities 0.5%
Ameren Corp, 8.875%, 05/15/2014	40,000	41,400
PNM Resources, Inc., 9.25%, 05/15/2015	60,000	54,975
Sempra Energy, 6.50%, 06/01/2016	60,000	61,302
Texas-New Mexico Power Co., 9.50%, 04/01/2019 144A	270,000	298,274

		455,951

Total Corporate Bonds (cost $32,160,419)		30,571,524

7

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 5.4%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
UPC Holdings BV, 9.875%, 04/15/2018 144A	$45,000	$43,650
Videotron, Ltd.:
9.125%, 04/15/2018 144A	5,000	5,250
9.125%, 04/15/2018	15,000	15,600

		64,500

CONSUMER STAPLES 0.3%
Beverages 0.3%
Bacardi, Ltd., 8.20%, 04/01/2019 144A	295,000	312,452

ENERGY 0.7%
Oil, Gas & Consumable Fuels 0.7%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	180,000	115,200
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	784,000	335,160
OPTI Canada, Inc., 7.875%, 12/15/2014	290,000	197,200
Talisman Energy, Inc., 7.75%, 06/01/2019	30,000	31,506

		679,066

FINANCIALS 1.0%
Consumer Finance 0.1%
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	120,000	100,800

Diversified Financial Services 0.9%
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	610,000	544,425
FRN, 5.26%, 09/01/2011 144A	170,000	152,150
Ship Finance International, Ltd., 8.50%, 12/15/2013	300,000	226,500

		923,075

INDUSTRIALS 1.1%
Machinery 0.2%
Ingersoll-Rand Co., Ltd., 9.50%, 04/15/2014	225,000	244,106

Road & Rail 0.9%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	685,000	544,575
9.375%, 05/01/2012	230,000	207,575
12.50%, 04/01/2016 144A	100,000	95,000

		847,150

MATERIALS 1.5%
Metals & Mining 1.4%
ArcelorMittal SA, 9.85%, 06/01/2019	165,000	169,722
Evraz Group SA:
8.875%, 04/24/2013 144A	100,000	80,000
8.875%, 04/24/2013	100,000	80,825
9.50%, 04/24/2018 144A	30,000	21,900
Novelis, Inc., 7.25%, 02/15/2015	314,000	208,025
Rio Tinto, Ltd., 9.00%, 05/01/2019	230,000	247,104
Teck Resources, Ltd.:
9.75%, 05/15/2014 144A	135,000	134,454
10.75%, 05/15/2019 144A	185,000	190,609
Vedanta Resources plc, 9.50%, 07/18/2018 144A	285,000	249,375

		1,382,014

Paper & Forest Products 0.1%
Cascades, Inc., 7.25%, 02/15/2013	95,000	82,412

8

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	$70,000	$72,625
Intelsat, Ltd.:
8.50%, 04/15/2013 144A	375,000	369,375
8.875%, 01/15/2015 144A	10,000	9,850
Vimpel Communications:
8.375%, 04/30/2013 144A	5,000	4,575
9.125%, 04/30/2018 144A	255,000	213,562

		669,987

UTILITIES 0.0%
Electric Utilities 0.0%
InterGen NV, 9.00%, 06/30/2017 144A	30,000	28,800

Total Yankee Obligations – Corporate (cost $5,850,018)		5,334,362

CONVERTIBLE DEBENTURES 0.1%
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies, Inc., 2.875%, 06/15/2025 (cost $68,611)	145,000	93,525

	Shares	Value

COMMON STOCKS 68.6%
CONSUMER DISCRETIONARY 1.3%
Media 1.3%
Vivendi SA	50,000	1,320,014

ENERGY 4.1%
Oil, Gas & Consumable Fuels 4.1%
El Paso Corp.	75,000	731,250
Southwestern Energy Co. *	30,000	1,304,100
Spectra Energy Corp.	70,000	1,123,500
Williams Cos.	50,000	839,000

		3,997,850

INDUSTRIALS 0.4%
Construction & Engineering 0.4%
Bouygues SA	10,000	411,552

TELECOMMUNICATION SERVICES 16.8%
Diversified Telecommunication Services 11.1%
BCE, Inc.	21,000	480,900
D&E Communications, Inc.	50,000	487,500
France Telecom	102,900	2,516,042
Shenandoah Telecommunications Co. +	54,951	1,061,104
Tele2 AB, Ser. B	211,600	2,148,066
Telstra Corp., Ltd.	1,000,000	2,493,696
TELUS Corp.	27,900	826,714
Windstream Corp.	100,000	841,000

		10,855,022

Wireless Telecommunication Services 5.7%
American Tower Corp., Class A *	80,000	2,549,600
Rogers Communications, Inc., Class B	65,000	1,940,250
Sprint Nextel Corp.	200,500	1,032,575

		5,522,425

9

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 46.0%
Electric Utilities 29.6%
Allegheny Energy, Inc.	100,000	$2,500,000
DPL, Inc.	190,000	4,134,400
E.ON AG	50,000	1,767,866
Edison International	75,000	2,193,000
El Paso Electric Co.	75,000	993,000
Enel SpA	500,000	2,983,282
Exelon Corp.	70,000	3,360,700
Fortum Oyj	25,000	614,226
Great Plains Energy, Inc.	100,000	1,507,000
Hera SpA	302,500	698,633
ITC Holdings Corp.	36,000	1,544,040
Maine & Maritimes Corp.	1,135	43,641
Northeast Utilities	71,900	1,494,801
Portland General Electric Co.	40,000	719,600
Southern Co.	120,000	3,409,200
TERNA SpA	250,000	918,769

		28,882,158

Independent Power Producers & Energy Traders 3.3%
Constellation Energy Group, Inc.	24,000	654,720
Ormat Technologies, Inc.	65,000	2,592,850

		3,247,570

Multi-Utilities 9.8%
National Grid plc	250,000	2,422,725
PNM Resources, Inc.	50,000	462,500
Sempra Energy	100,000	4,568,000
Suez Environnement SA *	40,000	727,166
United Utilities Group plc	150,000	1,301,491
Wisconsin Energy Corp.	1,500	59,190

		9,541,072

Water Utilities 3.3%
American States Water Co.	4,800	150,480
Pennichuck Corp. +	145,000	3,101,550

		3,252,030

Total Common Stocks (cost $74,078,197)		67,029,693

ESCROW SHARES 0.0%
Mirant Corp. Escrow * ☐ + (cost $0)	5,000,000	0

CLOSED END MUTUAL FUND SHARES 0.2%
Dreyfus High Yield Strategies Fund, Inc.	20,689	61,653
Eaton Vance Limited Duration Income Trust	1,739	21,564
ING Prime Rate Trust	1,133	4,668
LMP Corporate Loan Fund, Inc.	1,677	13,617
Morgan Stanley High Yield Fund, Inc.	610	2,794
New America High Income Fund, Inc.	9,121	60,016
Wellington High Yield Plus Fund, Inc.	470	1,349

Total Closed End Mutual Fund Shares (cost $123,946)		165,661

10

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

LOANS 2.1%
CONSUMER DISCRETIONARY 0.4%
Ford Motor Co., FRN, 3.35%-4.14%, 06/15/2009-07/15/2013	$123,678	$90,040
Idearc, Inc., FRN:
3.75%, 06/30/2009	24,269	9,806
6.25%, 11/17/2014	333,681	136,836
Newsday, LLC, 9.75%, 07/15/2013	185,000	184,358

		421,040

CONSUMER STAPLES 0.3%
Merisant Co., FRN, 3.93%, 01/11/2010	303,787	243,030

ENERGY 0.2%
Alon Krotz Springs, Inc., FRN, 11.75%, 07/03/2014 <	88,820	64,211
Semgroup Energy Partners, FRN, 9.50%, 06/30/2009	155,000	138,630

		202,841

FINANCIALS 0.1%
Realogy Corp., FRN:
3.50%, 09/01/2014	36,840	25,768
4.18%, 09/01/2014	136,834	95,710

		121,478

HEALTH CARE 0.1%
HCA, Inc., FRN, 2.47%, 11/18/2012	119,855	108,939

INDUSTRIALS 0.3%
Clarke American Corp., FRN, 2.82%-3.72%, 06/30/2009-07/01/2009	149,191	118,187
Neff Corp., FRN, 9.75%, 11/30/2014	705,000	123,375

		241,562

INFORMATION TECHNOLOGY 0.1%
iPayment, Inc., FRN, 2.32%-3.23%, 06/22/2009-06/30/2009	114,849	82,691

MATERIALS 0.6%
LyondellBasell, FRN:
5.75%, 12/15/2009	47,996	21,839
5.94%, 12/15/2009	240,847	197,497
6.00%, 12/15/2009	29,013	13,191
7.00%, 12/15/2009	125,901	57,237
12.25%, 12/15/2009 <	240,966	247,994
Novelis, Inc., FRN:
2.32%, 07/06/2014	23,936	20,051
3.22%, 07/06/2014	52,659	44,112

		601,921

Total Loans (cost $2,670,335)		2,023,502

	Shares	Value

SHORT-TERM INVESTMENTS 11.6%
MUTUAL FUND SHARES 11.6%
Evergreen Institutional Money Market Fund, Class I, 0.35% q ø ## (cost $11,308,743)	11,308,743	11,308,743

Total Investments (cost $126,260,269) 119.3%		116,527,010
Other Assets and Liabilities (19.3%)		(18,874,364)

Net Assets 100.0%		$97,652,646

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

#	When-issued or delayed delivery security
††	The rate shown is the stated rate at the current period end.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

11

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
*	Non-income producing security
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities and/or unfunded loans.

Summary of Abbreviations

FRN	Floating Rate Note

The following table shows the percent of total long-term investments by geographic location as of May 31, 2009:

United States	73.1%
France	4.7%
Italy	4.4%
United Kingdom	3.8%
Canada	3.8%
Australia	3.3%
Sweden	2.0%
Germany	1.7%
Bermuda	1.2%
Mexico	0.8%
Finland	0.6%
Luxembourg	0.3%
Ireland	0.2%
Netherlands	0.1%

100.0%

At May 31, 2009, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

			Rating of		Fixed	Frequency		Upfront
		Reference	Reference		Payments	of		Premiums
		Debt	Debt	Notional	Made	Payments	Market	Paid/	Unrealized
Expiration	Counterparty	Obligation	Obligation*	Amount	by the Fund	Made	Value	(Received)	Gain (Loss)

06/14/2020	Goldman	Motorola, 6.50%,	BB+	$125,000	1.00%	Quarterly	$ 7,630	$12,384	$ (4,754)
	Sachs	09/01/2015 #
06/14/2020	JPMorgan	Motorola, 6.50%,	BB+	65,000	1.00%	Quarterly	3,968	4,391	(423)
		09/01/2015 #
06/14/2020	UBS	Motorola, 6.50%,	BB+	90,000	1.00%	Quarterly	5,494	8,415	(2,921)
		09/01/2015 #
06/14/2020	UBS	Expedia, 7.46%,	BB	250,000	5.00%	Quarterly	(30,723)	(7,728)	(22,995)
		08/15/2018 #

Credit default swaps on an index – Buy protection

					Fixed	Frequency		Upfront
			Rating of		Payments	of		Premiums
			Reference	Notional	Made	Payments	Market	Paid/	Unrealized
Expiration	Counterparty	Reference Index	Index*@	Amount	by the Fund	Made	Value	(Received)	Gain (Loss)

03/14/2020	Credit Suisse	CDX North	B	$415,800	1.00%	Monthly	$76,590	$80,832	$(4,242)
America HY12 Index ##
*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/ moratorium and restructuring may also cause a credit event to take place.

@	Rating represents an average rating for the underlying securities within the index.
#	The Fund entered into the swap contract for speculative purposes.
##	The Fund entered into the swap contract for hedging purposes.

12

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)

Credit default swaps on debt obligations – Sell protection

			Rating of		Fixed	Frequency		Upfront
		Reference	Reference		Payments	of		Premiums
		Debt	Debt	Notional	Received	Payments	Market	Paid/	Unrealized
Expiration	Counterparty	Obligation	Obligation*	Amount	by the Fund	Received	Value	(Received)	Gain (Loss)

12/20/2013	Citigroup	General Electric,	AA+	$90,000	6.65%	Quarterly	$7,598	$ 0	$7,598
		6.00%,
		06/15/2012 #
12/20/2013	Goldman	General Electric,	AA+	75,000	4.50%	Quarterly	268	0	268
	Sachs	6.00%,
		06/15/2012 #
03/20/2014	Goldman	General Electric,	AA+	50,000	5.10%	Quarterly	1,369	0	1,369
	Sachs	5.62%,
		03/20/2014 #
06/14/2014	Deutsche	General Electric,	AA+	45,000	5.00%	Quarterly	1,311	(4,365)	5,676
	Bank	5.62%,
		09/15/2017 #
09/12/2020	Deutsche	General Electric,	AA+	65,000	4.00%	Quarterly	(960)	0	(960)
	Bank	4.00%,
		09/05/2017 #
*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/ moratorium and restructuring may also cause a credit event to take place.

#	The Fund entered into the swap contract for speculative purposes.

The total notional amount of credit default swaps in the tables above are representative of the volume of derivative activity during period ended May 31, 2009.

On May 31, 2009, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability position amounted to $31,683.

On May 31, 2009, the aggregate cost of securities for federal income tax purposes was $128,361,377. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,611,807 and $15,446,174, respectively, with a net unrealized depreciation of $11,834,367.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of May 31, 2009, the Fund had unfunded loan commitments of $108,497.

13

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

On September 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$78,504,097	$0
Level 2 – Other Significant Observable Inputs	38,022,913	(21,384)
Level 3 – Significant Unobservable Inputs	0	0

Total	$116,527,010	$(21,384)

*	Other financial instruments include swap contracts.

14

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Utilities and High Income Fund

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: July 30, 2009

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date: July 30, 2009